ValueShares U.S. Quantitative Value ETF
ValueShares U.S. Quantitative Value ETF
Investment Objective
The Fund seeks long-term capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ValueShares U.S. Quantitative Value ETF ValueShares U.S. Quantitative Value ETF
Management Fee:	0.79%
Distribution and/or Service (12b-1) Fees	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.79%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year:	Three Years:	Five Years:	10 Years
ValueShares U.S. Quantitative Value ETF | ValueShares U.S. Quantitative Value ETF | USD ($)	81	252	439	978

Portfolio Turnover
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal period October 22, 2014 (commencement of operations) through September 30, 2015, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that Empowered Funds, LLC (the “Adviser”) believes, based on quantitative analysis, are undervalued at the time of purchase and have the potential for capital appreciation.  A security is considered to be undervalued when it trades at a price below the price at which the Adviser believes it would trade if the market reflected all factors relating to the issuer’s worth.  In choosing investments that are undervalued, the Adviser focuses on companies that it believes show indications of quality and financial strength but have security prices that are low relative to current operating earnings and/or are currently viewed unfavorably by equity research analysts.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of U.S. companies.  The Fund will invest primarily in the exchange-listed common stock of U.S. companies.  The Fund may invest in securities of companies in any industry and of any market capitalization. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index.  Rather, the Adviser has discretion on a daily basis to execute strategic decisions within the Fund’s portfolio in accordance with the Fund’s investment objective.

The Adviser utilizes a quantitative model to identify which securities the Fund might purchase and sell as well as opportune times for purchases and sales. While the Fund will invest in approximately 50 U.S. equity securities as determined by its quantitative value factors, the quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund and the number of companies that satisfy the Adviser’s quantitative measurements at any one time. The Fund’s portfolio will be rebalanced to the Adviser’s internal target allocations, developed pursuant to the Adviser’s strategy described above, at least semi-annually.

The Fund is a non-diversified fund and therefore may invest a greater portion of its assets in the securities of one or more issuers than a diversified fund.

Principal Risks
An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Management Risk.  The Fund is actively managed using proprietary investment strategies and processes.  There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective.  As a result, the Fund could underperform compared to other funds with similar investment objectives.

Value Style Investing Risk.  A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies or the factors that the Adviser believes will increase the price of the security do not occur.  Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Quantitative Security Selection Risk.  Data for some companies may be less available and/or less current than data for companies in other markets.  The Adviser uses a quantitative model to generate investment decisions and its processes and stock selection could be adversely affected if it relies on erroneous or outdated data.  In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Investment Risk.  When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Premium-Discount Risk.  The Shares may trade above or below their net asset value (“NAV”).  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on BATS Exchange, Inc. (“Exchange”) or other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Small and Medium Capitalization Company Risk.  Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted.

Non-Diversification Risk.  Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Portfolio Turnover Risk.  The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.valueshares.com or by calling the Fund at (215) 882-9983.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 6.08% (quarter ended March 31, 2015) and the Fund’s lowest return for a calendar quarter was -12.38% (quarter ended September 30, 2015).

Average Annual Total Returns (for periods ended December 31, 2015)
Average Annual Returns - ValueShares U.S. Quantitative Value ETF	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
ValueShares U.S. Quantitative Value ETF	Return Before Taxes	(13.37%)	(8.51%)	Oct. 22, 2014
After Taxes on Distributions | ValueShares U.S. Quantitative Value ETF	Return After Taxes on Distributions	(13.63%)	(8.77%)
After Taxes on Distributions and Sale of Fund Shares | ValueShares U.S. Quantitative Value ETF	Return After Taxes on Distributions and Sale of Fund Shares	(7.33%)	(6.44%)
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	(3.13%)	3.11%	Oct. 22, 2014

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.